Inventories	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 3. Inventories

Inventories consisted of the following at March 31, 2013 and December 31, 2012, respectively (in thousands):

	2013	2012
Finished goods	$33,085	$37,823
Work-in-process	2,945	3,809
Raw materials	30,365	26,363
	$66,395	$67,995